SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - ESG [Member]	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Period-end date USD: RMB exchange rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Exchange rate	7.2537	6.8979	6.6995	6.3559
Average USD for the reporting period: RMB exchange rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Exchange rate	6.9278	6.7366	6.4784	6.4529